Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Summary of Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding
Class A Common Shares and Class B Subordinate Voting Shares Issued and Outstanding

Shares (in 000’s)	Class A Common Shares	Class B Subordinate Voting Shares
As at January 1, 2018	7,777	565,506
Class A common shares conversion	(9)	9
Options exercised (c)	—	3,710
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(6,300)
As at December 31, 2018	7,768	562,925
Class A common shares conversion	(3)	3
Options exercised (c)	—	1,239
Acquired and cancelled pursuant to normal course issuer bid (h)	—	(24,639)
As at December 31, 2019	7,765	539,528

Summary of Weighted Average Assumptions
The weighted average fair value of share options granted in the year was estimated at $10.73 per option (2018 – $11.10) at the grant date based on the Black-Scholes option-pricing model using the following assumptions:

	2019	2018
Weighted average exercise price	$28.62	$37.44
Dividend yield	1.05%	2.67%
Risk-free interest rate	1.81%	2.06%
Expected option life	5.9 years	4.2 years
Expected volatility	41%	41%
Forfeiture rate	0.55%	0.54%

Summary of Outstanding Share Options
Outstanding share options are as follows:

	2019		2018
	Share Options (in 000’s)	Weighted Average Exercise Price	Share Options (in 000’s)	Weighted Average Exercise Price
Outstanding at beginning of year	19,775	$21.75	22,068	$19.52
Granted	1,940	28.62	1,575	37.44
Exercised	(1,239)	8.17	(3,710)	14.58
Forfeited	(110)	32.52	(107)	32.92
Expired	(214)	38.24	(51)	37.56
Outstanding at end of year	20,152	$23.02	19,775	$21.75
Vested and exercisable at end of year	16,617	$21.32	14,036	$22.83

Summary of Information Relating to Share Options Outstanding
Information relating to share options outstanding at December 31, 2019, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
5,400	$ 5.34 — $ 15.35	70
3,471	$ 15.36 — $ 24.97	60
2,155	$ 24.98 — $ 26.79	47
6,123	$ 26.80 — $ 36.85	70
3,003	$ 36.86 — $ 58.80	58
20,152	$ 5.34 — $ 58.80	64

Summary of Exercise Price Range for Share Options
Information relating to share options outstanding at December 31, 2019, is as follows:

Outstanding Share Options (in 000’s)	Exercise Price Range	Weighted Average Remaining Life of Outstanding Options (months)
5,400	$ 5.34 — $ 15.35	70
3,471	$ 15.36 — $ 24.97	60
2,155	$ 24.98 — $ 26.79	47
6,123	$ 26.80 — $ 36.85	70
3,003	$ 36.86 — $ 58.80	58
20,152	$ 5.34 — $ 58.80	64

Summary of Outstanding Units
The outstanding Units are summarized in the following table:

(in 000’s)	2019		2018
	Outstanding	Vested	Outstanding	Vested
DSUs	2,463	2,463	2,644	2,644
RSUs	892	—	821	381
PSUs	741	—	667	312
PDSUs	177	65	123	61
	4,273	2,528	4,255	3,398

Summary of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income

(CAD$ in millions)	2019	2018
Accumulated other comprehensive income – beginning of year	$584	$244
IFRS 9 transition adjustment on January 1, 2018	—	(34)
Currency translation differences:
Unrealized gains (losses) on translation of foreign subsidiaries	(449)	638
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(26) and $40)	167	(255)
	(282)	383
Gain (loss) on marketable equity and debt securities (net of taxes of $(1) and $1)	7	(9)
Remeasurements of retirement benefit plans (net of taxes of $(31) and $(2))	74	8
Total other comprehensive income (loss)	(201)	382
Less remeasurements of retirement benefit plans recorded in retained earnings	(74)	(8)
Accumulated other comprehensive income – end of year	$309	$584

Summary of Basic and Diluted Earnings Per Share
The following table reconciles our basic and diluted earnings (loss) per share:

(CAD$ in millions, except per share data)	2019	2018
Net basic and diluted profit (loss) attributable to shareholders of the company	$(605)	$3,107
Weighted average shares outstanding (000’s)	559,765	573,905
Dilutive effect of share options	—	8,233
Weighted average diluted shares outstanding (000’s)	559,765	582,138
Basic earnings (loss) per share	$(1.08)	$5.41
Diluted earnings (loss) per share	$(1.08)	$5.34